Annual Fund Operating Expenses	Jan. 27, 2025
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	1.25%	[2]
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.98%	[2]
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[3]
Expenses (as a percentage of Assets)	1.33%	[4]
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[3]
Expenses (as a percentage of Assets)	1.08%	[4]
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[5]
Expenses (as a percentage of Assets)	1.39%	[6]
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[5]
Expenses (as a percentage of Assets)	1.15%	[6]
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%	[7]
Expenses (as a percentage of Assets)	1.73%	[8],[9]
Fee Waiver or Reimbursement	(0.23%)	[8],[9]
Net Expenses (as a percentage of Assets)	1.50%	[8],[9]
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.95%	[7]
Expenses (as a percentage of Assets)	1.75%	[8],[9]
Fee Waiver or Reimbursement	(0.50%)	[8],[9]
Net Expenses (as a percentage of Assets)	1.25%	[8],[9]
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[10]
Expenses (as a percentage of Assets)	1.44%	[11]
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[10]
Expenses (as a percentage of Assets)	1.13%	[11]

[1]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
[2]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.
[3]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
[4]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.
[5]	Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.
[6]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.
[7]	Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.
[8]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.
[9]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund's average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund's average net assets attributable to Institutional Class shares, until January 31, 2026. It may be terminated by the investment adviser at any time after January 31, 2026, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund's share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred, and (3) the investment adviser has not agreed to forego recoupment. In accordance with the Funds' Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class.
[10]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
[11]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.